Income tax (Details) - Schedule of the prima facie income tax (expense)/benefit on pre-tax accounting (loss)/profit from operations reconcile - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of The Prima Facie Income Tax Expense Benefit On Pre Tax Accounting Loss Profit From Operations Reconcile Abstract
Accounting loss before tax	$ (14,903,909)	$ (11,372,799)	$ (4,697,636)
Income tax benefit at the applicable tax rate of 26% (2020: 27.5%)	3,725,977	2,956,928	1,291,850
Non-deductible expenses at the applicable tax rate of 26% (2020:27.5%)	(564,872)	(1,192,112)	(155,498)
Deferred tax assets not recognised	(3,356,701)	(1,764,816)	(1,136,352)
Income tax benefit
Deductible temporary differences for which no deferred tax asset has been recognized
Unused tax losses at 26% (2020: 27.5%)		5,425,637	3,872,022
Net unrecognized tax benefit	$ 6,211,316	$ 5,425,637	$ 3,872,022